Investments - Schedule of the separate account managed by TP LLC (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Total assets	$ 2,891,650	$ 2,590,636
Liabilities and shareholders’ equity
Total liabilities and shareholders' equity	13,182	509
Total net investments managed by Third Point LLC	2,878,468	2,590,127
TP Fund
Assets
Total assets	1,055,618	860,630
Total debt securities
Assets
Total assets	101,311	125,071
Total investments in securities
Assets
Total assets	1,156,929	985,701
Cash and cash equivalents
Assets
Total assets	451,239	588,196
Restricted cash and cash equivalents
Assets
Total assets	1,187,948	1,014,543
Due from brokers
Assets
Total assets	94,902	0
Interest and dividends receivable
Assets
Total assets	632	2,178
Other Assets [Member]
Assets
Total assets	0	18
Accounts payable and accrued expenses
Liabilities and shareholders’ equity
Total liabilities and shareholders' equity	1,171	509
Securities sold, not yet purchased
Liabilities and shareholders’ equity
Total liabilities and shareholders' equity	11,990	0
Interest And Dividends Payable [Member]
Liabilities and shareholders’ equity
Total liabilities and shareholders' equity	$ 21	$ 0